Assets held for sale and discontinued operations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net income		R$ 1,189,557	R$ 75,578
Cash flows from investment activities	(2,774,996)	31,908	(1,667,571)
Cash flows from financing activities	R$ (1,922,041)	(2,884,427)	(1,715,113)
Consolidated Two [Member]
IfrsStatementLineItems [Line Items]
Net income		1,189,557	75,578
Adjustments to reconcile net income		(803,687)	282,914
Changes in assets and liabilities		(19,255)	(16,958)
Taxes and charges paid		(18,044)	(73,050)
Cash flows from operational activities		(348,571)	(268,484)
Additions to property, plant and equipment and intangible assets		62,485	73,573
Disposal Copel Telecom receipt		(2,506,837)
Cash flows from investment activities		2,444,352	(73,573)
Payment of loans and financing and lease		1,850	20,038
Cash flows from financing activities		(1,850)	(20,038)
Changes in cash and cash equivalents		R$ 2,791,073	R$ 174,873